Impairment Charges - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2016
Asset Impairment Charges [Line Items]
Impairment charges	$ 4,598	$ 4,598
Energy Services [Member]
Asset Impairment Charges [Line Items]
Impairment charges	$ 4,600